                                 MARKETLIFE(SM)
                Flexible Premium Variable Life Insurance Policies
                      APRIL 30, 2007 PROSPECTUS SUPPLEMENT

                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE
                                       OR
 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL II FOR
                             VARIABLE LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for MarketLife SM, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Policy for the name of your issuing company. The issuing company is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE "FUNDS," LISTED BELOW). The value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):



FIDELITY(R) VARIABLE INSURANCE                     MFS(R) Research International
  PRODUCTS -- INITIAL CLASS                           Portfolio -- Class B
  VIP Equity-Income Portfolio                      MFS(R) Value Portfolio -- Class A
  VIP Growth Portfolio                             PIMCO Inflation Protected Bond
  VIP High Income Portfolio                        Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Fund Portfolio -- Class A
  TRUST -- CLASS 1                                 Pioneer Strategic Income Portfolio -- Class
  Templeton Global Income Securities Fund          A
JANUS ASPEN SERIES -- SERVICE SHARES             METROPOLITAN SERIES FUND, INC.
  Global Technology Portfolio                      BlackRock Diversified Portfolio -- Class A
  Mid Cap Growth Portfolio                         BlackRock Money Market Portfolio -- Class A
  Worldwide Growth Portfolio                       FI Large Cap Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY                MetLife Aggressive Allocation
  TRUST -- CLASS I                                 Portfolio -- Class B
  Legg Mason Partners Variable Equity Index        MetLife Conservative Allocation
     Portfolio                                     Portfolio -- Class B
  Legg Mason Partners Variable Fundamental         MetLife Conservative to Moderate Allocation
     Value Portfolio                               Portfolio -- Class B
  Legg Mason Partners Variable Large Cap           MetLife Moderate Allocation
     Growth Portfolio                              Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST          MetLife Moderate to Aggressive Allocation
  Legg Mason Partners Variable High Income         Portfolio -- Class B
     Portfolio                                     MetLife Stock Index Portfolio -- Class A
MET INVESTORS SERIES TRUST                         MFS(R) Total Return Portfolio -- Class F
  Janus Forty Portfolio -- Class A                 Morgan Stanley EAFE(R) Index
  Legg Mason Partners Managed Assets               Portfolio -- Class B
     Portfolio -- Class A                          Oppenheimer Global Equity
  Loomis Sayles Global Markets                     Portfolio -- Class A
     Portfolio -- Class A                          Russell 2000(R) Index Portfolio -- Class A
  Met/AIM Capital Appreciation                     Western Asset Management U.S. Government
     Portfolio -- Class A                          Portfolio -- Class A
  Met/AIM Small Cap Growth Portfolio -- Class    VANGUARD VARIABLE INSURANCE FUND
     A                                             Mid-Cap Index Portfolio
                                                   Total Stock Market Index Portfolio



Certain Funds have been subject to a merger, substitution or other changes. Please see "Additional Information Regarding the Funds" for more information.

                                    THE FUNDS

The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund.

We select the Funds offered through this Policy based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Cash Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocations of Premiums or Cash Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company (now MetLife Insurance Company of Connecticut) and The Travelers Life and Annuity Company (now MetLife Life and Annuity Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Fund. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fee Table -- Fund Fees and Expenses" for information on the management fees paid by the Funds and the Statement of Additional Information for the Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. A Fund's 12b-1 Plan, if any, is described in more detail in the Fund's prospectus. (See "Fee Table -- Fund Fees and Expenses" and "Other Information -- Distribution & Compensation.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-800-334-4298 OR THROUGH YOUR INSURANCE AGENT. We do not guarantee the investment results of the Funds.


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  VIP Equity-Income Portfolio      Seeks reasonable income. The fund  Fidelity Management & Research
                                   will also consider the potential   Company
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   (S&P 500(R)).
  VIP Growth Portfolio             Seeks to achieve capital           Fidelity Management & Research
                                   appreciation.                      Company
  VIP High Income Portfolio        Seeks a high level of current      Fidelity Management & Research
                                   income, while also considering     Company
                                   growth of capital.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 1
  Templeton Global Income          Seeks high current income,         Franklin Advisers, Inc.
     Securities Fund               consistent with preservation of
                                   capital, with capital
                                   appreciation as a secondary
                                   consideration.
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Technology Portfolio      Seeks long-term capital growth.    Janus Capital Management LLC
  Mid Cap Growth Portfolio         Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
  Worldwide Growth Portfolio       Seeks long-term growth of capital  Janus Capital Management LLC in a manner consistent with the
                                   preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index Portfolio        before expenses, correspond to     LLC
                                   the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value Portfolio   Current income is a secondary      LLC
                                   consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     1+                            secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth Portfolio    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory LLC
     Assets Portfolio -- Class A                                      Subadvisers: Batterymarch
                                                                      Financial Management; Western
                                                                      Asset Management Company;
                                                                      ClearBridge Advisors, LLC; Legg
                                                                      Mason Global Asset Allocation LLC
  Loomis Sayles Global Markets     Seeks high total investment        Met Investors Advisory LLC
     Portfolio -- Class A          return through a combination of    Subadviser: Loomis, Sayles &
                                   capital appreciation and income.   Company, L.P.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: A I M Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory LLC
     Portfolio -- Class A          capital.                           Subadviser: A I M Capital
                                                                      Management, Inc.
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class B                                             Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
METLIFE INVESTMENT FUNDS,
  INC. -- CLASS 1*
  MetLife Investment Diversified   Seeks maximum long-term total      MetLife Investment Funds
     Bond Fund+                    return (capital appreciation and   Management LLC
                                   income) by investing primarily in  Subadviser: Western Asset
                                   fixed income securities.           Management Company, LLP;
                                                                      Wellington Management Company
                                                                      LLP: SSgA Funds Management, Inc.
  MetLife Investment               Seeks maximum long-term total      MetLife Investment Funds
     International Stock Fund+     return (capital appreciation and   Management LLC
                                   income) by investing primarily in  Subadviser: Alliance Bernstein common stocks of established non-  L.P.;
                                   U.S. companies.                    Oechsle International Advisors
                                                                      LLC; and SSgA Funds Management,
                                                                      Inc.
  MetLife Investment Large         Seeks maximum long-term total      MetLife Investment Funds
     Company Stock Fund+           return (capital appreciation and   Management LLC
                                   income) by investing primarily in  Subadviser: Wellington Management common stocks of well-established  Company, LLP; ClearBridge
                                   companies.                         Advisors LLC, and SSgA Funds
                                                                      Management, Inc.
  MetLife Investment Small         Seeks to provide maximum long-     MetLife Investment Funds
     Company Stock Fund+           term total return (capital         Management LLC
                                   appreciation and income) by        Subadviser: Delaware Management
                                   investing primarily in common      Company; OFI Institutional
                                   stocks of small companies.         Management, Inc.; and SSgA Funds
                                                                      Management, Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Diversified            Seeks high total return while      MetLife Advisers, LLC
     Portfolio -- Class A          attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks high level of current        MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MetLife Stock Index              Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the Standard & Poor's 500          Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Morgan Stanley EAFE(R) Index     Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class B          the MSCI EAFE Index.               Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  Russell 2000(R) Index            Seeks to equal the return of the   MetLife Advisers, LLC
     Portfolio -- Class A          Russell 2000 Index.                Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio          Seeks to track the performance of  The Vanguard Group, Inc.
                                   a benchmark index that measures
                                   the investment return of mid-
                                   capitalization stocks.
  Total Stock Market Index         Seeks to track the performance of  The Vanguard Group, Inc.
     Portfolio                     a benchmark index that measures
                                   the investment return of the
                                   overall stock market.


---------
+ Not available under all Policies. Availability depends on Policy issue date.
* See "Notice of Substitution" below for more information regarding the MetLife Investment Funds, Inc.
      Certain Funds have been subject to a merger, substitution or other change. Please see the table below for more information.

ADDITIONAL INFORMATION REGARDING FUNDS

Certain Funds were subject to a merger, substitution, or other change. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former and new name of the trust of which the Fund is part.

FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Janus Capital Appreciation                   Janus Forty Portfolio -- Class A
     Portfolio -- Class A

FUND MERGERS/REORGANIZATIONS
The following former Funds were merged with and into the new Funds and/or were reorganized into a new Trust.


              FORMER FUND/TRUST                                NEW FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
  INC.                                              INC.
  Legg Mason Partners Variable Large Cap           Legg Mason Partners Variable Investors
     Value Portfolio                                Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors           Legg Mason Partners Variable Investors
     Portfolio                                      Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II,      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
INC.
  Legg Mason Partners Variable Fundamental         Legg Mason Partners Variable Fundamental
     Value Portfolio                                Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Equity Index        Legg Mason Partners Variable Equity
     Portfolio                                      Index Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,     LEGG MASON PARTNERS VARIABLE INCOME TRUST
INC.
  Legg Mason Partners Variable High Income         Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
INC.
  Legg Mason Partners Variable Large Cap           Legg Mason Partners Variable Large Cap
     Growth Portfolio                               Growth Portfolio -- Class I


FUND SUBSTITUTIONS
The following new Funds were substituted for the former Funds.


              FORMER FUND/TRUST                                NEW FUND/TRUST
---------------------------------------------  ---------------------------------------------


DREYFUS STOCK INDEX FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  Dreyfus Stock Index Fund -- Initial Shares     MetLife Stock Index Portfolio -- Class A
DWS INVESTMENTS VIT FUNDS                      METROPOLITAN SERIES FUND, INC.
  DWS Small Cap Index VIP -- Class A             Russell 2000(R) Index Portfolio -- Class A
VARIABLE INSURANCE PRODUCTS                    METROPOLITAN SERIES FUND, INC.
  Asset ManagerSM Portfolio -- Initial Class     BlackRock Diversified Portfolio -- Class A
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative        PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE          MET INVESTORS SERIES TRUST
PRODUCTS TRUST
  Templeton Global Asset Allocation -- Class     Loomis Sayles Global Markets
     1                                              Portfolio -- Class A


FUND ADDITIONS
The following new Funds were added as of April 30, 2007.


                   NEW FUND
---------------------------------------------


METROPOLITAN SERIES FUND, INC.
  Morgan Stanley EAFE Index
     Portfolio -- Class B
MET INVESTORS SERIES TRUST
  MFS(R) Research International
     Portfolio -- Class B


                             NOTICE OF SUBSTITUTION
Notice of Substitution

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut, (together the "Company") filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove the four MetLife Investment Funds, Inc. ("Existing Funds") and substitute four new Funds ("Replacement Funds") as shown below. The Replacement Funds are portfolios of the Metropolitan Series Fund, Inc. Each Replacement Fund will be added as a Fund on or before the date of the substitution.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Policy Owners. Each Replacement Fund will have at least a similar investment objective and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and it will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about November 9, 2007.

The proposed substitution and respective subadviser is:


        EXISTING FUND AND SUBADVISERS                 REPLACEMENT FUND AND SUBADVISER
---------------------------------------------  ---------------------------------------------


METLIFE INVESTMENT LARGE COMPANY STOCK FUND      METLIFE STOCK INDEX PORTFOLIO
  Wellington Management Company LLP                MetLife Investment Advisors Company, LLC
  Smith Barney Fund Management LLC
  SSgA Funds Management, Inc.
METLIFE INVESTMENT SMALL COMPANY STOCK FUND      RUSSELL 2000(R) PORTFOLIO OF MET SERIES
                                                    FUND
  Delaware Management Company                      MetLife Investment Advisors Company, LLC
  OFI Institutional Asset Management, Inc.
  SSgA Funds Management, Inc.
METLIFE INVESTMENT INTERNATIONAL STOCK FUND      MORGAN STANLEY EAFE(R)
  AllianceBernstein L.P.                           MetLife Investment Advisors Company, LLC
  Oechsle International Advisors, LLC
  SSgA Funds Management, Inc.
METLIFE INVESTMENT DIVERSIFIED BOND FUND         LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
                                                    PORTFOLIO
  Western Asset Management Company, LLP            MetLife Investment Advisors Company, LLC
  Wellington Management Company  LLP


Please note that:

- No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitutions.

- The elections you have on file for allocating your Cash Value and Premium Payments will be redirected to the Replacement Funds unless you change your elections and transfer your Cash Value before the substitutions take place.

- You may transfer amounts in your Policy among the variable funding options and the fixed option as usual. The substitutions will not be treated as transfers for purposes of the transfer provisions of your Policy, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Policy Owners or agents of Policy Owners.

- If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

- On the effective date of the substitutions, your Policy Value in the variable funding options will be the same as before the substitutions. However, the number of units you receive in the Replacement Funds will be different from the number of units in your Existing Funds, due to the difference in unit values.

- There will be no tax consequences to you.

Following the substitutions, if you had Cash Value in an Existing Fund, we will send you a prospectus for Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of the transfers. Please contact your registered representative if you have any questions.

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2006. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2006, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                                       MINIMUM        MAXIMUM
                                                                     -----------    -----------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including
management fees, distribution and/or service (12b-1) fees, and
other expenses)..................................................       0.16%          1.18%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)
NET TOTAL ANNUAL


                                                                                                                    NET TOTAL
                                                                                                                     ANNUAL
                                                                                                                    OPERATING
                                                  DISTRIBUTION              TOTAL    CONTRACTUAL FEE  NET TOTAL     EXPENSES
                                                     AND/OR                 ANNUAL        WAIVER        ANNUAL      INCLUDING
                                      MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE  OPERATING    UNDERLYING
FUND                                      FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   EXPENSES*  FUND EXPENSES*
----                                  ----------  ------------  --------  ---------  ---------------  ---------  --------------


FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  VIP Equity-Income Portfolio.......     0.47%          --        0.10%     0.57%            --       0.57%
  VIP Growth Portfolio..............     0.57%          --        0.11%     0.68%            --       0.68%
  VIP High Income Portfolio.........     0.57%          --        0.14%     0.71%            --       0.71%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST -- CLASS
  1
  Templeton Global Income Securities
     Fund...........................     0.56%          --        0.16%     0.72%            --       0.72%
JANUS ASPEN SERIES -- SERVICE SHARES
  Global Technology Portfolio.......     0.64%        0.25%       0.21%     1.10%            --       1.10%(1)
  Mid Cap Growth Portfolio..........     0.64%        0.25%       0.06%     0.95%            --       0.95%
  Worldwide Growth Portfolio........     0.60%        0.25%       0.05%     0.90%            --       0.90%(2)
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
  Legg Mason Partners Variable
     Equity Index Portfolio.........     0.31%          --        0.02%     0.33%            --       0.33%
  Legg Mason Partners Variable
     Fundamental Value Portfolio....     0.75%          --        0.02%     0.77%            --       0.77%
  Legg Mason Partners Variable
     Investors Portfolio+...........     0.75%          --        0.04%     0.79%            --       0.79%
  Legg Mason Partners Variable Large
     Cap Growth Portfolio++.........     0.75%          --        0.04%     0.79%            --       0.79%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable High
     Income Portfolio...............     0.60%          --        0.06%     0.66%            --       0.66%
MET INVESTORS SERIES TRUST(3)
  Janus Forty Portfolio -- Class A..     0.65%          --        0.06%     0.71%            --       0.71%(4)
  Legg Mason Partners Managed Assets
     Portfolio -- Class A...........     0.50%          --        0.11%     0.61%            --       0.61%(4)
  Loomis Sayles Global Markets
     Portfolio -- Class A...........     0.70%          --        0.12%     0.82%            --       0.82%(5)
  Met/AIM Capital Appreciation
     Portfolio -- Class A...........     0.77%          --        0.09%     0.86%            --       0.86%(6)
  Met/AIM Small Cap Growth
     Portfolio -- Class A...........     0.87%          --        0.06%     0.93%            --       0.93%(7)
  MFS(R) Research International
     Portfolio -- Class B...........     0.72%        0.25%       0.14%     1.11%            --       1.11%
  MFS(R) Value Portfolio -- Class
     A..............................     0.73%          --        0.23%     0.96%            --       0.96%(8)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A...........     0.50%          --        0.05%     0.55%            --       0.55%
  Pioneer Fund Portfolio -- Class
     A..............................     0.75%          --        0.30%     1.05%          0.05%      1.00%(9)
  Pioneer Strategic Income
     Portfolio -- Class A...........     0.70%          --        0.12%     0.82%            --       0.82%(10)

                                                                                                                    NET TOTAL
                                                                                                                     ANNUAL
                                                                                                                    OPERATING
                                                  DISTRIBUTION              TOTAL    CONTRACTUAL FEE  NET TOTAL     EXPENSES
                                                     AND/OR                 ANNUAL        WAIVER        ANNUAL      INCLUDING
                                      MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE  OPERATING    UNDERLYING
FUND                                      FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   EXPENSES*  FUND EXPENSES*
----                                  ----------  ------------  --------  ---------  ---------------  ---------  --------------

METLIFE INVESTMENT FUNDS,
  INC. -- CLASS 1 *
  MetLife Investment Diversified
     Bond Fund + ...................     0.41%          --        0.09%     0.50%            --       0.50%(11)
  MetLife Investment International
     Stock Fund + ..................     0.73%          --        0.20%     0.93%          0.01%      0.92%
  MetLife Investment Large Company
     Stock Fund +...................     0.52%          --        0.11%     0.63%          0.01%      0.62%
  MetLife Investment Small Company
     Stock Fund +...................     0.64%          --        0.14%     0.78%          0.01%      0.77%(12)
METROPOLITAN SERIES FUND, INC.
  BlackRock Diversified
     Portfolio -- Class A...........     0.44%          --        0.07%     0.51%            --       0.51%
  BlackRock Money Market
     Portfolio -- Class A...........     0.34%          --        0.04%     0.38%          0.01%      0.37%(13)
  FI Large Cap Portfolio -- Class
     A..............................     0.78%          --        0.06%     0.84%            --       0.84%(14)
  MetLife Stock Index
     Portfolio -- Class A...........     0.25%          --        0.05%     0.30%          0.01%      0.29%(15)
  MFS(R) Total Return
     Portfolio -- Class F...........     0.53%        0.20%       0.05%     0.78%            --       0.78%(14)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class B...........     0.30%        0.25%       0.15%     0.70%          0.01%      0.69%(16)
  Oppenheimer Global Equity
     Portfolio -- Class A...........     0.53%          --        0.09%     0.62%            --       0.62%
  Russell 2000(R) Index
     Portfolio -- Class A...........     0.25%          --        0.11%     0.36%          0.01%      0.35%(17)
  Western Asset Management U.S.
     Government Portfolio -- Class
     A..............................     0.50%          --        0.07%     0.57%            --       0.57%
VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio...........     0.20%          --        0.04%     0.24%            --       0.24%
  Total Stock Market Index
     Portfolio......................     0.12%          --        0.04%     0.16%            --       0.16%
METROPOLITAN SERIES FUND,
  INC. -- CLASS B
  MetLife Aggressive Allocation
     Portfolio......................     0.10%        0.25%       0.07%     0.42%          0.07%      0.35%(19)     1.10%(18)
  MetLife Conservative Allocation
     Portfolio......................     0.10%        0.25%       0.09%     0.44%          0.09%      0.35%(19)     0.96%(18)
  MetLife Conservative to Moderate
     Allocation Portfolio...........     0.10%        0.25%       0.02%     0.37%          0.02%      0.35%(19)     1.00%(18)
  MetLife Moderate Allocation
     Portfolio......................     0.10%        0.25%       0.01%     0.36%          0.01%      0.35%(19)     1.05%(18)
  MetLife Moderate to Aggressive
     Allocation Portfolio...........     0.10%        0.25%       0.01%     0.36%          0.01%      0.35%(19)     1.10%(18)


---------
* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Policies. Availability depends on Policy issue date.
++ Fees and expenses of this Fund are based on the Fund's fiscal year ended October 31, 2006.
(1) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(2) The Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable of up to 0.15%, assuming constant assets. The management fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of additional compensation ultimately payable to Janus Capital.
(3) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
(4) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.
(5) The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.
(6) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year. The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.

(7) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(8) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(9) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%, excluding 12b-1 fees.
(10) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year. The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
(11) Assumes the fee schedules were in place for the full year with Wellington Management Company LLP.
(12) Assumes the fee schedules were in place for the full year with Delaware Management Company.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(14) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%.
(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.293%. Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(17) MetLife Advisers LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%. Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(18) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Funds. A Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Fund's target allocation.)
(19) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net total annual operating expenses of the Portfolio to 0.10%, excluding 12b- fees.

                        MORTALITY AND EXPENSE RISK CHARGE

We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. We are also waiving the following amounts of Mortality and Expense Risk Charge: an amount equal to the Fund expenses that are in excess of 0.265% for the Investment Option investing in the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.; an amount equal to the Fund expenses that are in excess of 0.65% for the Investment Option investing in the PIMCO Inflation Protected Bond Portfolio (Class A) of the Met Investors Series Trust; and, an amount equal to the Fund expenses that are in excess of 0.85% for the Investment Option investing in the Loomis Sayles Global Markets Portfolio (Class A) of the Met Investors Series Trust.

                             TRANSFERS OF CASH VALUE

Generally, you may transfer Cash Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., the Fidelity VIP High Income Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Worldwide Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Loomis Sayles Global Markets Portfolio, Met/AIM Small Cap Growth Portfolio, MetLife Investment International Stock Fund, MetLife Investment International Small Company Fund, MFS Research International Portfolio, Morgan Stanley EAFE Index Portfolio, Oppenheimor Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000 Index Portfolio, and Templeton Global Income Securities Fund -- the "Monitored Funds"), and we monitor transfer activity in those Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

  - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

  - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner. You should read the Fund prospectuses for more details.

               SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT

We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Cash Value in the Separate Account in any case whenever:

     (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

     (2) the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Cash Value is being withdrawn from the Fixed Account.

We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

Book 38                                                           April 30, 2007

                                     INVEST
                Flexible Premium Variable Life Insurance Policies
                      APRIL 30, 2007 PROSPECTUS SUPPLEMENT

                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for Invest, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, LISTED BELOW). The value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):



FIDELITY(R) VARIABLE INSURANCE                  MET INVESTORS SERIES TRUST -- CLASS A
  PRODUCTS -- INITIAL CLASS                       BlackRock High Yield Portfolio
  VIP Equity-Income Portfolio                     Janus Forty Portfolio
  VIP Growth Portfolio                            Legg Mason Partners Managed Assets
  VIP High Income Portfolio                          Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE             Loomis Sayles Global Markets Portfolio
  PRODUCTS TRUST -- CLASS 1                       Met/AIM Capital Appreciation Portfolio
  Templeton Global Income Securities Fund         Pioneer Fund Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY             METROPOLITAN SERIES FUND, INC.
  TRUST -- CLASS I                                BlackRock Diversified Portfolio -- Class A
  Legg Mason Partners Variable Fundamental        BlackRock Money Market Portfolio -- Class
     Value Portfolio                                 A
LEGG MASON PARTNERS VARIABLE INCOME TRUST         FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable High Income        MetLife Stock Index Portfolio -- Class A
     Portfolio                                    MFS(R) Total Return Portfolio -- Class F
                                                  Oppenheimer Global Equity
                                                     Portfolio -- Class A
                                                  Western Asset Management U.S. Government
                                                     Portfolio -- Class A


-------
      Certain Investment Options have been subject to a merger, substitution or other change. Please see "Additional Information Regarding the Funds" below for more information.

                                    THE FUNDS

The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund.

We select the Funds offered through this Policy based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Cash Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocations of Premiums or Cash Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company (now MetLife Insurance Company of Connecticut) and The Travelers Life and Annuity Company (now MetLife Life and Annuity Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Policy

Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Fund. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fee Table -- Fund Fees and Expenses" for information on the management fees paid by the Funds and the Statement of Additional Information for the Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. A Fund's 12b-1 Plan, if any, is described in more detail in the Fund's prospectus. (See "Fee Table -- Fund Fees and Expenses" and "Other Information -- Distribution & Compensation.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-800-334-4298 OR THROUGH YOUR INSURANCE AGENT. We do not guarantee the investment results of the Funds.


                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  VIP Equity-Income Portfolio      Seeks reasonable income. The fund  Fidelity Management & Research
                                   will also consider the potential   Company
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   (S&P 500(R)).
  VIP Growth Portfolio             Seeks to achieve capital           Fidelity Management & Research
                                   appreciation.                      Company
  VIP High Income Portfolio        Seeks a high level of current      Fidelity Management & Research
                                   income, while also considering     Company
                                   growth of capital.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS I
  Templeton Global Income          Seeks high current income,         Franklin Advisers, Inc.
     Securities Fund               consistent with preservation of
                                   capital, with capital
                                   appreciation as a secondary
                                   consideration.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value Portfolio   Current income is a secondary      LLC
                                   consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term capital growth.
     Investors Portfolio+          Current income is a secondary
                                   consideration.
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio   Seeks to maximize total return,    Met Investors Advisory LLC
     (formerly Western Asset       consistent with income generation  Subadviser: BlackRock Financial
     Management High Yield Bond    and prudent investment             Management, Inc.
     Portfolio)                    management.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory LLC
     A (formerly Janus Capital                                        Subadviser: Janus Capital
     Appreciation Portfolio)                                          Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory LLC
     Assets Portfolio -- Class A                                      Subadviser: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      Legg Mason Global Asset
                                                                      Allocation, LLC
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: A I M Capital
                                                                      Management, Inc.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
METLIFE INVESTMENT FUNDS,
  INC. -- CLASS 1*
  MetLife Investment Diversified   Seeks maximum long-term total      MetLife Investment Funds
     Bond Fund+                    return (capital appreciation and   Management LLC
                                   income) by investing primarily in  Subadviser: Western Asset
                                   fixed income securities.           Management Company, LLP;
                                                                      Wellington Management Company
                                                                      LLP: SSgA Funds Management, Inc.
  MetLife Investment               Seeks maximum long-term total      MetLife Investment Funds
     International Stock Fund+     return (capital appreciation and   Management LLC
                                   income) by investing primarily in  Subadviser: Alliance Bernstein common stocks of established non-  L.P.; Oechsle International
                                   U.S. companies.                    Advisors LLC; and SSgA Funds
                                                                      Management, Inc.
  MetLife Investment Large         Seeks maximum long-term total      MetLife Investment Funds
     Company Stock Fund+           return (capital appreciation and   Management LLC
                                   income) by investing primarily in  Subadviser: Wellington Management common stocks of well-established  Company, LLP; ClearBridge
                                   companies.                         Advisers LLC, and SSgA Funds
                                                                      Management, Inc.
  MetLife Investment Small         Seeks to provide maximum long-     MetLife Investment Funds
     Company Stock Fund+           term total return (capital         Management LLC
                                   appreciation and income) by        Subadviser: Delaware Management
                                   investing primarily in common      Company; OFI Institutional
                                   stocks of small companies.         Management, Inc.; and SSgA Funds
                                                                      Management, Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Diversified            Seeks high total return while      MetLife Advisers, LLC
     Portfolio -- Class A          attempting to limit investment     Subadviser: BlackRock Advisers,
                                   risk and preserve capital.         LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  FI Large Cap Portfolio -- Class  Seeks long-term growth of capital  MetLife Advisers, LLC
     A                                                                Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Stock Index Portfolio    Seeks to equal the performance of  MetLife Advisers, LLC
                                   the Standard & Poor's 500          Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS Total Return                 Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.


-------

+ Not available under all policies. Availability depends on policy issue date.
* See "Notice of Substitution" below for more information regarding the MetLife Investment Funds, Inc.

                     ADDITIONAL INFORMATION REGARDING FUNDS

CERTAIN FUNDS were subject to a merger, substitution, or other change. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former and new name of the trust of which the Fund is part.

FUND NAME CHANGES


                 FORMER NAME                                       NEW NAME
---------------------------------------------   ---------------------------------------------

MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Janus Capital Appreciation                      Janus Forty Portfolio -- Class A
     Portfolio -- Class A


FUND MERGERS/REORGANIZATIONS
The following former Funds were merged with and into the new Funds and/or reorganized into a new Trust.


              FORMER FUND/TRUST                                 NEW FUND/TRUST
---------------------------------------------   ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,    LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
  INC.                                            INC.
  Legg Mason Partners Variable Large Cap          Legg Mason Partners Variable Investors
     Value Portfolio                                 Portfolio -- Class I
METROPOLITAN SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Western Asset Management High Yield Bond        BlackRock High Yield Portfolio -- Class A
     Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.                                            Legg Mason Partners Variable Investors
  Legg Mason Partners Variable Investors             Portfolio -- Class I
     Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental        Legg Mason Partners Variable Fundamental
     Value Portfolio (single share class)            Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,    LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.                                            Legg Mason Partners Variable High Income
  Legg Mason Partners Variable High Income           Portfolio
     Portfolio


FUND SUBSTITUTIONS
The following new Funds were substituted for the former Funds.


              FORMER FUND/TRUST                                 NEW FUND/TRUST
---------------------------------------------   ---------------------------------------------


DREYFUS STOCK INDEX FUND, INC.                  METROPOLITAN SERIES FUND, INC.
  Dreyfus Stock Index Fund -- Initial Shares      MetLife Stock Index Portfolio -- Class A
VARIABLE INSURANCE PRODUCTS                     METROPOLITAN SERIES FUND, INC.
  Asset Manager(sm) Portfolio -- Initial          BlackRock Diversified Portfolio -- Class A
     Class
FRANKLIN TEMPLETON VARIABLE INSURANCE           MET INVESTORS SERIES TRUST
  PRODUCTS TRUST                                  Loomis Sayles Global Markets
  Templeton Global Asset Allocation -- Class         Portfolio -- Class A
     1
FRANKLIN TEMPLETON VARIABLE INSURANCE           METROPOLITAN SERIES FUND, INC.
  PRODUCTS TRUST                                  Oppenheimer Global Equity
  Templeton Growth Securities Fund -- Class          Portfolio -- Class A
     1


                             NOTICE OF SUBSTITUTION

NOTICE OF SUBSTITUTION

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut, (together the "Company") filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove the four MetLife Investment Funds, Inc. ("Existing Funds") and substitute four new Funds ("Replacement Funds") as shown below. The Replacement Funds are portfolios of the Metropolitan Series Fund, Inc. Each Replacement Fund will be added as a Fund on or before the date of the substitution.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Policy Owners. Each Replacement Fund will have at least a similar investment objective and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and it will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about November 9, 2007.

The proposed substitution and respective subadviser is:


        EXISTING FUND AND SUBADVISERS                  REPLACEMENT FUND AND SUBADVISER
---------------------------------------------   ---------------------------------------------


METLIFE INVESTMENT LARGE COMPANY STOCK FUND -   METLIFE STOCK INDEX PORTFOLIO - MetLife
  Wellington Management Company LLP; Smith        Investment Advisors Company, LLC
  Barney Fund Management LLC; and SSgA Funds
  Management, Inc.
METLIFE INVESTMENT SMALL COMPANY STOCK FUND -   RUSSELL 2000(R) PORTFOLIO OF MET SERIES FUND
  Delaware Management Company; OFI                - MetLife Investment Advisors Company, LLC
  Institutional Asset Management, Inc.; and
  SSgA Funds Management, Inc.
METLIFE INVESTMENT INTERNATIONAL STOCK FUND -   MORGAN STANLEY EAFE(R) INDEX PORTFOLIO -
  AllianceBernstein L.P.; Oechsle                 MetLife Investment Advisors Company, LLC
  International Advisors, LLC; and SSgA Funds
  Management, Inc.
METLIFE INVESTMENT DIVERSIFIED BOND FUND -      LEHMAN BROTHERS(R)AGGREGATE BOND INDEX
  Western Asset Management Company, LLP;          PORTFOLIO - MetLife Investment Advisors
  Wellington Management Company LLP; and SSgA     Company, LLC
  Funds Management, Inc.


Please note that:

  - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitutions.

  - The elections you have on file for allocating your Cash Value and Premium Payments will be redirected to the Replacement Funds unless you change your elections and transfer your Cash Value before the substitutions take place.

  - You may transfer amounts in your Policy among the variable funding options and the fixed option as usual. The substitutions will not be treated as transfers for purposes of the transfer provisions of your Policy, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Policy Owners or agents of Policy Owners.

  - If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

  - On the effective date of the substitutions, your Policy Value in the variable funding options will be the same as before the substitutions. However, the number of units you receive in the Replacement Funds will be different from the number of units in your Existing Funds, due to the difference in unit values.

  -  There will be no tax consequences to you.

Following the substitutions, if you had Cash Value in an Existing Fund, we will send you a prospectus for Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of the transfers. Please contact your registered representative if you have any questions.

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2006. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2006, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees, distribution and/or service fees (12b-1), and other
  expenses)...........................................................    0.30%     1.05%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                    DISTRIBUTION                TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                       AND/OR                   ANNUAL         WAIVER          ANNUAL
                                       MANAGEMENT      SERVICE       OTHER    OPERATING    AND/OR EXPENSE    OPERATING
FUND:                                      FEE      (12b-1) FEES   EXPENSES    EXPENSES    REIMBURSEMENT     EXPENSES*
-----                                  ----------   ------------   --------   ---------   ---------------   -----------


FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  VIP Equity-Income Portfolio........     0.47%           --         0.10%      0.57%            --         0.57%
  VIP Growth Division Portfolio......     0.57%           --         0.11%      0.68%            --         0.68%
  VIP High Income Portfolio..........     0.57%           --         0.14%      0.71%            --         0.71%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 1
  Templeton Global Income Securities
     Fund............................     0.56%           --         0.16%      0.72%            --         0.72%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
  Legg Mason Partners Variable
     Fundamental Value Portfolio.....     0.75%           --         0.02%      0.77%            --         0.77%
  Legg Mason Partners Variable
     Investors Portfolio+............     0.65%           --         0.07%      0.72%            --         0.72%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable High
     Income Portfolio................     0.60%           --         0.06%      0.66%            --         0.66%
MET INVESTORS SERIES TRUST -- CLASS
  A(1)
  BlackRock High Yield Portfolio.....     0.60%           --         0.32%      0.92%            --         0.92%(2)(3)
  Janus Forty Portfolio..............     0.65%           --         0.06%      0.71%            --         0.71%(2)
  Legg Mason Partners Managed Assets
     Portfolio.......................     0.50%           --         0.11%      0.61%            --         0.61%(2)
  Loomis Sayles Global Markets
     Portfolio.......................     0.70%           --         0.12%      0.82%            --         0.82%(4)
  Met/AIM Capital Appreciation
     Portfolio.......................     0.77%           --         0.09%      0.86%            --         0.86%(5)
  Pioneer Fund Portfolio.............     0.75%           --         0.30%      1.05%          0.05%        1.00%(6)
METLIFE INVESTMENT FUNDS,
  INC. -- CLASS 1*
  MetLife Investments Diversified
     Bond Fund+......................     0.41%           --         0.09%      0.50%            --         0.50%(7)
  MetLife Investments International
     Stock Fund+.....................     0.73%           --         0.20%      0.93%          0.01%        0.92%
  MetLife Investments Large Company
     Stock fund+.....................     0.52%           --         0.11%      0.63%          0.01%        0.62%
  MetLife Investments Small Company
     Stock Fund+.....................     0.64%           --         0.14%      0.78%          0.01%        0.77%(8)
METROPOLITAN SERIES FUND, INC.(9)
  BlackRock Diversified
     Portfolio -- Class A............     0.44%           --         0.07%      0.51%            --         0.51%
  BlackRock Money Market
     Portfolio -- Class A............     0.34%           --         0.04%      0.38%          0.01%        0.37%(10)
  FI Large Cap Portfolio -- Class A..     0.78%           --         0.06%      0.84%            --         0.84%(11)
  MetLife Stock Index
     Portfolio -- Class A............     0.25%           --         0.05%      0.30%          0.01%        0.29%(12)
  MFS(R)Total Return
     Portfolio -- Class F............     0.53%         0.20%        0.05%      0.78%            --         0.78%(11)
  Western Asset Management U.S.
     Government Portfolio -- Class
     A...............................     0.50%           --         0.07%      0.57%            --         0.57%


-------
  * Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
  + Not available under all Policies. Availability depends on Policy issue date.
 (1) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
 (2) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.
 (3) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
 (4) The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.

 (5) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year. The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
 (6) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%, excluding 12b-1 fees.
 (7) Assumes fee schedules were in place for the full year with Wellington Management Company LLP.
 (8) Assumes fee schedules were in place for the full year with Delaware Management Company.
 (9) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(11) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%.

                        MORTALITY AND EXPENSE RISK CHARGE

We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; an amount equal to the Fund expenses that are in excess of 0.265% for the Investment Option investing in the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and an amount equal to the Fund expenses that are in excess of 0.85% for the Investment Option investing in the Loomis Sayles Global Markets Portfolio (Class A) of the Met Investors Series Trust.

                             TRANSFERS OF CASH VALUE

Generally, you may transfer Cash Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE POLICY IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., the BlackRock High Yield Portfolio, Fidelity VIP High Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Loomis Sayles Global Markets Portfolio, Met/AIM Small Cap Growth Portfolio, MetLife Investment International Stock Fund, MetLife Investment Small Company Stock Fund, Oppenheimer Global Equity Portfolio, Templeton Global Asset Allocation Fund, and Templeton Global Income Securities Fund -- the "Monitored Funds"), and we monitor transfer activity in those Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been

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restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

  - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

  - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner. You should read the Fund prospectuses for more details.

               SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT

We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Cash Value in the Separate Account in any case whenever:

  (1)the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

  (2)the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Cash Value is being withdrawn from the Fixed Account.

We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

Book 46                                                           April 30, 2007


                                      10.1